Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets, Net

The following is a summary of the Company’s intangible assets, net as of March 31, 2024 and December 31, 2023:

	Weighted Average Useful Life (in years)	March 31, 2024
		Gross Carrying Amount	Accumulated Amortization	Total
Tradename	0.75	$3,084,100	$2,570,080	$514,020
Customer lists	0	496,800	496,800	—
Non-compete	0	224,000	224,000	—
		$3,804,900	3,290,880	$514,020
	Weighted Average Useful Life (in years)	December 31, 2023
		Gross Carrying Amount	Accumulated Amortization	Total
Tradename	1.5	$3,084,100	$2,313,072	$771,028
Customer lists	0	496,800	496,800	0
Non-compete	0	224,000	224,000	0
		$3,804,900	$3,033,872	$771,028